2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Impact of adoptions on financial statements

Changes to the opening balances in prepaid and other assets, film and television costs, total assets, accrued expenses, deferred revenue and total liabilities resulting from the adoption of the new guidance were as follows (thousands):

	December 31,	Impact of	January 1
	2017	Adoption	2018

Prepaid and Other Assets	$265	$15	$280
Film and Television Costs, net	$2,777	$(219)	$2,558
Total assets	$27,713	$(204)	$27,509

Participations Payable	$1,718	$(1)	$1,717
Deferred Revenue	$5,085	$(409)	$4,676
Total liabilities	$12,673	$(410)	$12,263